Intangible Assets, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, net
Less: Accumulated amortization	$ (459,389)	$ (342,954)
Intangible assets, net	89,532	248,966
Amortization of intangible assets	145,815	153,085	$ 130,004
Estimated amortization expenses of the existing intangible assets for each of the five years
Estimated amortization of intangible assets, year one	77,378
Estimated amortization of intangible assets, year two	12,154
Estimated amortization of intangible assets, year three	0
Estimated amortization of intangible assets, year four	0
Estimated amortization of intangible assets, year five	0
Purchased software
Intangible Assets, net
Intangible assets, gross	$ 548,921	$ 591,920